Risk Information - Foreign currency position (Details) SEK in Millions	12 Months Ended
	Dec. 31, 2017 SEK item	Dec. 31, 2016 SEK item
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Share at year-end (as a %)	100.00%	100.00%
Currency position	SEK (794)	SEK (531)
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Currency positions excluding unrealized changes in fair value	SEK 6	SEK 19
SKR | Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exchange rate | item	1.0000	1.0000
Share at year-end (as a %)	93.00%	91.00%
EUR | Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exchange rate | item	9.8255	9.5407
Share at year-end (as a %)	2.00%	3.00%
Currency position	SEK (429)	SEK (559)
USD | Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exchange rate | item	8.1950	9.0682
Share at year-end (as a %)	1.00%	2.00%
Currency position	SEK 289	SEK 443
JPY | Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exchange rate | item	0.07281	0.07752
Share at year-end (as a %)	1.00%	1.00%
Currency position	SEK (216)	SEK (311)
GBP | Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exchange rate | item	11.0704	11.2126
Share at year-end (as a %)	1.00%	1.00%
Currency position	SEK (133)	SEK (155)
CHF | Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exchange rate | item	0.4167
MXN | Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Share at year-end (as a %)	1.00%
Currency position	SEK (137)
THB | Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exchange rate | item		0.2535
Share at year-end (as a %)		1.00%
Currency position		SEK (131)
Other | Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Share at year-end (as a %)	1.00%	1.00%
Currency position	SEK (168)	SEK 182